WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 56.7%
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 2.6%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,120,000		$1,170,400	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	570,000		534,603
Telecom Italia Finance SA, Senior Notes	7.750%	1/24/33	380,000	EUR	615,488
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	850,000		919,870	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	1,330,000		1,402,711	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	990,000		1,022,175	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,730,000		964,475	*(a)(b)

Total Diversified Telecommunication Services					6,629,722

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	330,000		359,304

Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	5.000%	12/15/27	440,000		458,700	(a)

Media - 4.8%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,065,000		2,219,276	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	1,000,000		1,023,750	(a)
Altice Luxembourg SA, Senior Notes	10.500%	5/15/27	710,000		801,945	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	632,000		661,230	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	275,000		284,969	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,780,000		1,771,100
DISH DBS Corp., Senior Notes	7.750%	7/1/26	4,497,000		4,586,940
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	390,000		405,600	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	510,000		533,587	(a)

Total Media					12,288,397

Wireless Telecommunication Services - 3.0%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,610,000		1,727,208	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	890,000		990,882	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,780,000		$3,037,706
Sprint Corp., Senior Notes	7.875%	9/15/23	1,470,000		1,618,411
Sprint Corp., Senior Notes	7.125%	6/15/24	250,000		270,075
Sprint Corp., Senior Notes	7.625%	2/15/25	200,000		220,500

Total Wireless Telecommunication Services					7,864,782

TOTAL COMMUNICATION SERVICES					27,600,905

CONSUMER DISCRETIONARY - 7.5%
Auto Components - 1.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,080,000		882,900	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	400,000		419,000	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	100,000		97,500
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	430,000		411,188
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	780,000		811,200	(a)

Total Auto Components					2,621,788

Diversified Consumer Services - 1.2%
AMN Healthcare Inc., Senior Notes	4.625%	10/1/27	200,000		201,500	(a)
Carriage Services Inc., Senior Notes	6.625%	6/1/26	580,000		597,110	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	1,160,000		1,193,698	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	730,000		761,974	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	340,000		354,450	(a)

Total Diversified Consumer Services					3,108,732

Hotels, Restaurants & Leisure - 2.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	540,000		557,064	(a)
Cott Corp., Senior Notes	5.500%	7/1/24	720,000	EUR	819,195	(c)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	360,000		371,700

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Marston’s Issuer PLC, Secured Notes (3.320% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	3.320%	7/15/35	1,232,000	GBP	$1,288,208	(c)(d)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	210,000	GBP	275,712	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,280,000	GBP	1,408,982	(c)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,540,000		1,597,904	(a)

Total Hotels, Restaurants & Leisure					6,318,765

Household Durables - 0.2%
Lennar Corp., Senior Notes	4.750%	11/29/27	520,000		560,300

Specialty Retail - 1.8%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	810,000	EUR	863,401	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	1,510,000		1,498,675	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	500,000		501,250	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	760,000		790,400	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	240,000	EUR	268,302	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	660,000	EUR	725,503	(a)(d)

Total Specialty Retail					4,647,531

Textiles, Apparel & Luxury Goods - 0.8%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	550,000	EUR	603,238	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,470,000		1,560,405	(a)

Total Textiles, Apparel & Luxury Goods					2,163,643

TOTAL CONSUMER DISCRETIONARY					19,420,759

CONSUMER STAPLES - 0.2%
Household Products - 0.2%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	300,000		314,547
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	230,000		234,600	(a)

TOTAL CONSUMER STAPLES					549,147

ENERGY - 12.8%
Oil, Gas & Consumable Fuels - 12.8%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	840,000		808,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,120,000	$1,111,600	(a)
Ecopetrol SA, Senior Notes	4.125%	1/16/25	1,070,000	1,131,899
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,370,000	1,502,493	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	390,000	377,813	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,510,000	1,464,700	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	1,406,000	1,318,125
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	450,000	414,000
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,400,000	1,693,734
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,920,000	7,649,230
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,620,000	1,421,550
Range Resources Corp., Senior Notes	4.875%	5/15/25	2,930,000	2,431,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,540,000	1,637,713
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	41,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	170,000	185,910	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	220,000	240,915	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,700,000	1,809,454	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,560,000	2,259,200	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	800,000	848,008	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,240,000	1,226,213
WPX Energy Inc., Senior Notes	5.250%	10/15/27	580,000	584,350
YPF SA, Senior Notes	8.500%	3/23/21	990,000	869,527	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
YPF SA, Senior Notes	8.500%	7/28/25	2,000,000	$1,569,000	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000	307,380	(a)

TOTAL ENERGY				32,904,764

FINANCIALS - 8.5%
Banks - 7.1%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,050,000	1,158,376
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	680,000	723,666	(d)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	490,000	511,508	(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,830,000	2,706,187	(a)(d)
CIT Group Inc., Senior Notes	5.250%	3/7/25	430,000	469,775
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	650,000	690,973	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	280,000	293,118	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,400,000	1,441,683	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,170,000	3,370,813	(a)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	750,000	792,375	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	510,000	581,806
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	570,000	611,810	(d)(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,240,000	1,362,259

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	640,000	GBP	$833,679	(c)(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	930,000		903,888	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	810,000		761,400	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	880,000		994,390	(a)(d)

Total Banks					18,207,706

Capital Markets - 0.4%
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,050,000		1,116,412	(a)(d)(e)

Consumer Finance - 0.3%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.430%)	2.696%	11/2/20	260,000		257,794	(d)
Navient Corp., Senior Notes	6.750%	6/15/26	390,000		400,725

Total Consumer Finance					658,519

Diversified Financial Services - 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	500,000		529,375	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	900,000		913,500	(a)(f)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	410,000	EUR	466,576	(a)(f)

Total Diversified Financial Services					1,909,451

TOTAL FINANCIALS					21,892,088

HEALTH CARE - 6.2%
Health Care Equipment & Supplies - 0.1%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	250,000	GBP	280,876	(c)

Health Care Providers & Services - 2.5%
Centene Corp., Senior Notes	5.375%	6/1/26	1,350,000		1,415,812	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	730,000		730,000	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	480,000		479,914

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Notes	5.875%	2/15/26	100,000		$112,030
HCA Inc., Senior Notes	5.375%	9/1/26	200,000		220,240
HCA Inc., Senior Notes	5.625%	9/1/28	690,000		770,592
HCA Inc., Senior Secured Notes	5.250%	6/15/26	620,000		691,303
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,940,000		1,942,425

Total Health Care Providers & Services					6,362,316

Pharmaceuticals - 3.6%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,370,000		1,560,074	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	190,000		176,463
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,040,000		895,700
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	1.125%	10/15/24	930,000	EUR	762,989	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,070,000		983,062
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	6,250,000		5,062,500

Total Pharmaceuticals					9,440,788

TOTAL HEALTH CARE					16,083,980

INDUSTRIALS - 2.4%
Building Products - 0.6%
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,430,000		1,483,496	(a)

Commercial Services & Supplies - 1.1%
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	300,000		321,015
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	680,000		743,410
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	540,000		574,425
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,250,000		1,304,688

Total Commercial Services & Supplies					2,943,538

Containers & Packaging - 0.2%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	460,000	EUR	453,746	(a)(f)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electric Utilities - 0.2%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	440,000		$440,550	(a)

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	980,000		752,150	(a)

TOTAL INDUSTRIALS					6,073,480

INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.2%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	490,000	EUR	547,697	(a)

Software - 0.2%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	330,000		349,668	(a)

TOTAL INFORMATION TECHNOLOGY					897,365

MATERIALS - 6.8%
Chemicals - 0.5%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,290,000		1,296,450	(a)

Construction Materials - 0.1%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	350,000		360,924	(a)

Containers & Packaging - 2.5%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	1,712,750		1,781,260	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	2,320,000		2,431,592	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	880,000		935,440	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,230,000		1,340,700

Total Containers & Packaging					6,488,992

Metals & Mining - 3.1%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,020,000		1,111,831	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	750,000		800,550	(a)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	326,000		329,260	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	1,310,000		1,304,013	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	500,000		$477,500
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,250,000		3,850,500

Total Metals & Mining					7,873,654

Paper & Forest Products - 0.6%
Lecta SA, Senior Secured Notes	6.500%	8/1/23	250,000	EUR	116,699	(c)
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,310,000		1,367,771

Total Paper & Forest Products					1,484,470

TOTAL MATERIALS					17,504,490

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	304,000		268,280
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	460,000		462,875	(a)

TOTAL REAL ESTATE					731,155

UTILITIES - 0.9%
Electric Utilities - 0.5%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	900,000		686,250	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	660,000		701,250	(c)

Total Electric Utilities					1,387,500

Independent Power and Renewable Electricity Producers - 0.4%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	1,020,000		1,050,380	(a)

TOTAL UTILITIES					2,437,880

TOTAL CORPORATE BONDS & NOTES (Cost - $141,413,247)					146,096,013

SOVEREIGN BONDS - 24.0%
Argentina - 2.0%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	79.499%	6/21/20	41,630,000	ARS	312,930	(d)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,030,000		511,148
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	1,550,000		683,953
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	1,090,000		460,808
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	5,920,000		2,419,859

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,030,000		$422,300	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,110,000		415,695	(a)

Total Argentina					5,226,693

Brazil - 4.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,512,000	BRL	384,479
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	5,469,000	BRL	1,462,106
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	234,000	BRL	66,030
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	7,230,000		7,625,915
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,250,000		1,330,325

Total Brazil					10,868,855

Colombia - 1.1%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	1,540,000		1,625,100
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,000,000		1,063,010

Total Colombia					2,688,110

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	510,000		507,455	(a)

Croatia - 0.3%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	630,000		650,879	(a)

Dominican Republic - 0.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	300,000		317,253	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	1,110,000		1,240,425	(a)

Total Dominican Republic					1,557,678

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 1.2%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	200,000		$218,500	(a)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	2,870,000		2,938,191	(c)

Total Ecuador					3,156,691

Egypt - 0.7%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000		247,877	(c)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	750,000		767,462	(a)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	630,000		668,520	(a)

Total Egypt					1,683,859

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	500,000		520,630	(a)

Ghana - 0.6%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	740,000		940,399	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	670,000		674,925	(a)

Total Ghana					1,615,324

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	1,070,000		1,094,075	(a)

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	1,100,000		1,194,886	(a)

Indonesia - 3.0%
Indonesia Government International Bond, Senior Notes	2.950%	1/11/23	700,000		710,410
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	3,250,000		3,466,427	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	1,500,000		1,586,932	(a)
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	4,312,000,000	IDR	314,492
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	23,186,000,000	IDR	1,658,171

Total Indonesia					7,736,432

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	264,000		$259,886	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	290,000		280,118	(a)

Total Ivory Coast					540,004

Mexico - 0.3%
Mexican Bonos, Bonds	6.500%	6/9/22	13,730,000	MXN	692,769

Nigeria - 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000		476,364	(c)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	800,000		844,375	(a)

Total Nigeria					1,320,739

Paraguay - 0.5%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	1,250,000		1,365,637	(a)

Russia - 1.0%
Russian Federal Bond - OFZ	8.150%	2/3/27	64,000,000	RUB	1,062,792
Russian Federal Bond - OFZ	7.050%	1/19/28	102,507,000	RUB	1,602,787

Total Russia					2,665,579

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	400,000		404,000	(a)

South Africa - 0.2%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	500,000		517,355

Sri Lanka - 0.8%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	650,000		660,399	(c)
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	290,000		294,777	(c)
Sri Lanka Government International Bond, Senior Notes	6.850%	3/14/24	530,000		542,596	(a)
Sri Lanka Government International Bond, Senior Notes	7.850%	3/14/29	520,000		523,932	(a)

Total Sri Lanka					2,021,704

Turkey - 2.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	6,970,000		6,301,472

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ukraine - 1.5%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,460,000	$1,494,725	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	500,000	529,171	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	800,000	836,794	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,100,000	1,108,280	(a)

Total Ukraine				3,968,970

United Arab Emirates - 1.2%
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	3,200,000	3,183,200	(a)

Venezuela - 0.1%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	1,401,000	157,613	*(b)(c)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	640,000	72,000	*(b)(c)

Total Venezuela				229,613

TOTAL SOVEREIGN BONDS (Cost - $68,468,739)				61,712,609

SENIOR LOANS - 10.3%
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.3%
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.528%	1/15/26	700,000	700,984	(d)(g)(h)

Media - 3.2%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.050%	4/30/25	5,539,435	5,578,777	(d)(g)(h)(i)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	6.100%	5/1/26	1,120,175	1,128,925	(d)(g)(h)(i)
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.750%)	3.813%	3/14/25	571,300	574,514	(d)(g)(h)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.715%	1/31/26	1,090,000	1,084,005	(d)(g)(h)

Total Media				8,366,221

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.7%
CSC Holdings LLC, Delayed Draw Term Loan	—	4/15/27	1,440,000	$1,442,700	(i)(j)
CSC Holdings LLC, Term Loan B	—	4/15/27	360,000	361,125	(i)(j)

Total Wireless Telecommunication Services				1,803,825

TOTAL COMMUNICATION SERVICES				10,871,030

CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.2%
American Axle & Manufacturing Inc., Term Loan B	4.270-4.530%	4/6/24	430,739	422,969	(d)(g)(h)

Diversified Consumer Services - 0.5%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (3 mo. USD LIBOR + 3.250%)	5.210%	9/23/26	1,340,000	1,326,360	(d)(g)(h)

Entertainment - 0.2%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.044%	10/7/24	604,628	604,964	(d)(g)(h)

Hotels, Restaurants & Leisure - 1.9%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.294%	2/16/24	1,248,357	1,253,943	(d)(g)(h)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.794%	3/11/25	1,280,065	1,284,865	(d)(g)(h)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.794%	12/23/24	1,492,405	1,484,543	(d)(g)(h)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.787%	6/22/26	965,488	972,394	(d)(g)(h)

Total Hotels, Restaurants & Leisure				4,995,745

Specialty Retail - 1.7%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	6.040%	3/11/22	4,397,306	4,294,704	(d)(g)(h)(i)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	7.760%	10/30/20	243,157	155,621	(d)(g)(h)(j)

TOTAL CONSUMER DISCRETIONARY				11,800,363

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	7.063%	6/12/26	520,000	494,433	(d)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.2%
Option Care Health, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.544%	8/6/26	540,000	$540,675	(d)(g)(h)(j)

TOTAL HEALTH CARE				1,035,108

INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.794%	1/15/25	358,983	360,958	(d)(g)(h)

MATERIALS - 0.8%
Containers & Packaging - 0.8%
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.794%	2/6/23	2,063,769	2,069,411	(d)(g)(h)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, Second Lien Term Loan (2 mo. USD LIBOR + 8.000% PIK)	10.054%	2/7/23	386,438	388,370	(d)(f)(g)(h)(j)

TOTAL SENIOR LOANS (Cost - $26,267,117)				26,525,240

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.5%
U.S. Government Obligations - 3.5%
U.S. Treasury Notes	1.375%	5/31/21	1,250,000	1,243,237
U.S. Treasury Notes	2.125%	5/31/21	1,250,000	1,258,667
U.S. Treasury Notes	1.750%	7/31/21	750,000	751,157
U.S. Treasury Notes	1.500%	8/31/21	1,500,000	1,495,781
U.S. Treasury Notes	1.750%	11/30/21	1,500,000	1,503,633
U.S. Treasury Notes	1.750%	3/31/22	1,650,000	1,656,607
U.S. Treasury Notes	1.750%	7/15/22	1,000,000	1,004,082

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,871,792)				8,913,164

CONVERTIBLE BONDS & NOTES - 1.0%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes	2.375%	3/15/24	510,000	450,062
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,800,000	1,653,670

TOTAL COMMUNICATION SERVICES				2,103,732

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	710,000		$431,325

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,684,146)					2,535,057

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.3%
Invesco Senior Loan ETF (Cost - $854,826)			37,766		853,134

COMMON STOCKS - 0.3%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6		0	*(j)(k)(l)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			90,995		19,264	*(j)(k)

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			24,992		15,210	*(j)(k)
KCAD Holdings I Ltd.			395,216,044		0	*(j)(k)(l)

Total Energy Equipment & Services					15,210

Oil, Gas & Consumable Fuels - 0.1%
Montage Resources Corp.			8,323		31,461	*
MWO Holdings LLC			670		51,114	*(j)(k)

Total Oil, Gas & Consumable Fuels					82,575

TOTAL ENERGY					97,785

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			24,645		542,190	*

TOTAL COMMON STOCKS (Cost - $6,156,362)					659,239

			FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%
Argentina - 0.0%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $307,793)	4.000%	3/6/20	12,557,839	ARS	81,821

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $255,024,022)					247,376,277

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.8%
Western Asset Government Cash Management Portfolio LLC (Cost - $4,731,713)	2.030%	4,731,713	$4,731,713	(m)

TOTAL INVESTMENTS - 97.9% (Cost - $259,755,735)			252,107,990
Other Assets in Excess of Liabilities - 2.1%			5,339,480

TOTAL NET ASSETS - 100.0%			$257,447,470

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of September 30, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees. (d) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of September 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2019, the total market value of investments in Affiliated Companies was $4,731,713 and the cost was $4,731,713 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
ETF	— Exchange-Traded Fund
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	57	12/19	$7,902,095	$7,810,781	$91,314

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	270,853	USD	305,960	Barclays Bank PLC	10/17/19	$(10,347)
EUR	450,000	USD	495,051	Barclays Bank PLC	10/17/19	(3,913)
GBP	877,940	USD	1,084,901	Barclays Bank PLC	10/17/19	(4,642)
USD	5,448,602	GBP	4,335,229	Barclays Bank PLC	10/17/19	114,332
EUR	200,000	USD	221,528	Citibank N.A.	10/17/19	(3,245)
EUR	300,000	USD	330,855	Citibank N.A.	10/17/19	(3,430)
EUR	400,000	USD	445,772	Citibank N.A.	10/17/19	(9,205)
EUR	1,000,000	USD	1,094,450	Citibank N.A.	10/17/19	(3,034)
USD	1,703,396	EUR	1,501,676	JPMorgan Chase & Co.	10/17/19	64,442
USD	2,735,407	EUR	2,490,000	JPMorgan Chase & Co.	10/17/19	17,780

Total						$158,738

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$146,096,013	—		$146,096,013
Sovereign Bonds	—	61,712,609	—		61,712,609
Senior Loans:
Communication Services	—	9,067,205	$1,803,825		10,871,030
Consumer Discretionary	—	11,644,742	155,621		11,800,363
Health Care	—	494,433	540,675		1,035,108
Utilities	—	—	388,370		388,370
Other Senior Loans	—	2,430,369	—		2,430,369
U.S. Government & Agency Obligations	—	8,913,164	—		8,913,164
Convertible Bonds & Notes	—	2,535,057	—		2,535,057
Investments in Underlying Funds	$853,134	—	—		853,134
Common Stocks:
Communication Services	—	—	0	*	—
Consumer Discretionary	—	—	19,264		19,264
Energy	31,461	—	66,324		97,785
Utilities	—	542,190	—		542,190
Non-U.S. Treasury Inflation Protected Securities	—	81,821	—		81,821

Total Long-Term Investments	884,595	243,517,603	2,974,079		247,376,277

Short-Term Investments†	—	4,731,713	—		4,731,713

Total Investments	$884,595	$248,249,316	$2,974,079		$252,107,990

Other Financial Instruments:
Futures Contracts	$91,314	—	—		$91,314
Forward Foreign Currency Contracts	—	$196,554	—		196,554

Total Other Financial Instruments	$91,314	$196,554	—		$287,868

Total	$975,909	$248,445,870	$2,974,079		$252,395,858

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$37,816	—	$37,816

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2018		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Consumer Discretionary	$1,607,455		—	—	—	—
Energy	0	*	—	$42,037	—	—
Health Care	907,135		$965	40,113	$(47,573)	—
Senior Loans:
Communication Services	500,000		—	25,000	3,825	$1,800,000
Consumer Discretionary	—		—	—	—	—
Health Care	—		82	—	5,993	534,600
Utilities	360,376		(13,226)	—	15,158	26,062
Common Stocks:
Communication Services	105,900		—	—	(105,900)	—
Consumer Discretionary	1,144,717		—	963,059	(943,463)	—
Energy	1,326,506		—	—	1,007,461	—
Industrials	65		—	(478,835)	479,356	—
Preferred Stocks:
Industrials	22,462		—	(2,142,410)	2,128,752	—

Total	$5,974,616		$(12,179)	$(1,551,036)	$2,543,609	$2,360,662

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3	Balance as of September 30, 2019		Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2019[1]
Corporate Bonds & Notes:
Consumer Discretionary	$(1,607,455)	—	—	—		—
Energy	(42,037)	—	—	—		—
Health Care	(900,640)	—	—	—		—
Senior Loans:
Communication Services	(525,000)	—	—	$1,803,825		$3,825
Consumer Discretionary	—	$155,621	—	155,621		—
Health Care	—	—	—	540,675		5,993
Utilities	—	—	—	388,370		15,158
Common Stocks:
Communication Services	—	—	—	0	*	(105,900)
Consumer Discretionary	(1,145,049)	—	—	19,264		19,264
Energy	(2,267,643)	—	—	66,324		(845,178)
Industrials	(586)	—	—	—		—
Preferred Stocks:
Industrials	(8,804)	—	—	—		—

Total	$(6,497,214)	$155,621	—	$2,974,079		$(906,838)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership

Notes to Schedule of Investments (unaudited) (continued)

or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such companies for the period ended September 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$100,687	$64,354,238	64,354,238	$59,723,212	59,723,212

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
Western Asset Government Cash Management Portfolio LLC	—	$53,280	—	$4,731,713